Stockholders' Equity (Non-controlling Interest) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Dec. 03, 2015	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share)	$ 0.47
Stock issued value	$ 4,112		$ 4,112	$ 0
Class B Preferred Stock | Sportech | Series A Preferred Stock | DraftDay Gaming Group
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share)		$ 1	$ 1
Stock issued value		$ 93